Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee Abstract
Right-of-use asset and lease liability

9. Right-of-use asset and lease liability

During the year ended December 31, 2019, the Company entered into a lease agreement for corporate office space with an effective date of September 1, 2019. Upon obtaining the contractual right to use the new office space, the Company recognized a right-of-use asset and corresponding lease liability for the office space lease agreement in accordance with IFRS 16, amounting to $0.6 million. The following table shows the movement in the right-of-use asset related to a corporate office space lease agreement for the years ended December 31, 2020 and 2019.

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	589	—
Recognition of office space lease agreement entered into during the year	—	624
Depreciation expense for the year	(104)	(35)
Balance, end of year	485	589

The following table shows the movement in the lease liability related to a corporate office space lease agreement for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	597	—
Recognition of office space lease agreement entered into during the year	—	624
Lease payments made during the year	(117)	(39)
Interest expense	35	12
Total lease liability	515	597

Less: current lease liability	(94)	(83)

Total non-current lease liability	421	514